EMPLOYEE BENEFITS (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Post-employment benefit expense, defined contribution plans	R$ 82.0	R$ 74.1	R$ 61.1
Defined benefit obligation, at present value	1,854.2	2,881.7	3,244.3
Decrease (increase) in net defined benefit liability (asset) resulting from return on plan assets excluding interest income or expense	(352.5)	75.5
Amount up to the asset ceiling not exceeding the present value of future benefits in a defined benefit plan	56.6	27.9
Estimate OfContributions Expected To Be Paid To Plan	309.7
Two health care plans from Fundacao Zerrenner [member]
IfrsStatementLineItems [Line Items]
Defined benefit obligation, at present value	R$ 665.4	R$ 603.9	R$ 705.0